Related Party Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 09, 2021	Mar. 23, 2020	Oct. 31, 2019	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	May 31, 2021	Mar. 26, 2021	Mar. 16, 2021	Jul. 14, 2020
Related Party Transactions (Details) [Line Items]
Conversion description						the Company entered into a conversion agreement by and among the Company, HVE and Overland under which Overland agreed to convert the following debt, accrued payables and prepayment of future goods and services into 1,600,000 Series C Preferred Shares of the Company valued at $1.00 per share: (i) principal and accrued interest of $520,000 under the Secured Promissory Note dated November 13, 2018 by and among the Company, HVE and Overland; (ii) accrued fees of $632,000 under the TSA and as modified, by and among the Company and Overland; and (iii) prepayment of $448,000 for future goods and services under the TSA. At September 30, 2021 and December 31, 2020, other current assets included nil and $115,000, respectively, for prepayment of services under the TSA.
Net expenses					$ 74,000	$ 261,000
Accounts payable and accrued liabilities							$ 247,000	$ 207,000
Common shares received (in Shares)		1,542,082
Classified of related party		$ 1,542,082
Acquired common shares (in Shares)		231,000
Prepayment of future services				$ 150,000
Conversion agreement of,description			the Company entered into a conversion agreement by and among the Company, HVE and Overland under which Overland agreed to convert the following debt, accrued payables and prepayment of future goods and services into 1,600,000 Series C Preferred Shares of the Company valued at $1.00 per share: (i) principal and accrued interest of $520,000 under the Secured Promissory Note dated November 13, 2018 by and among the Company, HVE and Overland; (ii) accrued fees of $632,000 under the TSA dated November 13, 2018 by and among the Company and Overland; and (iii) prepayment of $448,000 for future goods and services under the TSA.
Remaining prepaid					$ 284,000	$ 284,000	385,000
Net expense incurred							230,000	$ 525,000
Outstanding liabilities							1,700,000
Owned percentage					62.00%	62.00%
Common stock price per share (in Dollars per share)					$ 8.5	$ 8.5			$ 1.375
Gryphon Digital Mining, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Granted shares of common stock (in Shares)	62,340
Issuance of common stock (in Shares)											16,667
Common stock price per share (in Dollars per share)											$ 2.4
Common stock value, total											$ 40,000
Cash for advisory services											$ 64,000
Cancellation and exchange agreement to cancel shares (in Shares)										16,667
Common stock in exchange for issuance of shares (in Shares)										16,667
TSA [Member]
Related Party Transactions (Details) [Line Items]
Remaining prepaid							$ 115,000
Ontario Limited [Member]
Related Party Transactions (Details) [Line Items]
Common shares received (in Shares)		1,542,082
Prepayment of future services				$ 1,542,082
DecentraNet, LLC [Member] | Gryphon Digital Mining, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Owned percentage					48.00%	48.00%
Payment for advisory services	$ 150,000
Torrington Amendment [Member]
Related Party Transactions (Details) [Line Items]
Common shares received (in Shares)												1,800,000